Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Accumulated Other Comprehensive Income

Note 17: Accumulated Other Comprehensive Income

The following table details the changes in accumulated other comprehensive income (loss) for the year ended December 31, 2013:

	Changes in Accumulated Other Comprehensive Income (Loss) by Component
	Foreign Currency Translation	Benefit Plan Liabilities	Unrealized Gain on Available- For-Sale Investments
	(In millions)
Balance at January 1, 2013	$(3.8)	$(251.6)	$3.3
Other comprehensive income (loss) before reclassifications	(12.8)	80.1	—
Amounts reclassified from accumulated other comprehensive income	—	(3.4)	—

Net current-period other comprehensive income (loss)	(12.8)	76.7	—

Balance at December 31, 2013	$(16.6)	$(174.9)	$3.3

The following table details the reclassifications out of accumulated other comprehensive income (loss) for the year ended December 31, 2013:

Reclassifications Out of Accumulated Other Comprehensive Income (Loss)
Details about Accumulated Other Comprehensive Income (Loss) Components	Amount reclassified from Accumulated Other Comprehensive Income (Loss)	Affected line item in the Condensed Consolidated Statements of Comprehensive Income
	For the Year Ended December 31, 2013
	(In millions)
Amortization of defined benefit pension and other post-retirement benefit plan items
Actuarial gain	$(6.6)	Warehousing, delivery, selling, general and administrative
Prior service cost	1.4	Warehousing, delivery, selling, general and administrative

Total before tax	(5.2)
Tax provision	1.8

Net of tax	$(3.4)